SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, value, authorized	$ 150,000	$ 150,000
Common shares, shares outstanding (in shares)	104,578,080	107,225,832	108,222,604
Common stock, value, issued	$ 104,578	$ 107,226
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding beginning (in shares)	107,225,832	108,222,604
Common shares, shares issued beginning (in shares)	107,225,832	108,222,604
Repurchase and cancellation of treasury shares (in shares)	(2,897,034)	(1,189,653)
Vesting of share options (in shares)	249,282	186,881
Exercise of share options (in shares)	0	6,000
Common shares, shares outstanding end (in shares)	104,578,080	107,225,832	108,222,604
Common shares, shares issued ending (in shares)	104,578,080	107,225,832	108,222,604
Treasury shares repurchased (in shares)	2,900,000	1,200,000
Repurchase and cancellation of treasury shares	$ 61,684	$ 25,477	$ 24,484
Payments for commissions	100	40
Contributed surplus	$ 200,000	$ 200,000